Financial Instruments and Risk Management - Schedule of Foreign Currency Against the Functional Currencies (Details) - Foreign Exchange Rate Risk [Member]	3 Months Ended
Jan. 31, 2026 USD ($)
Schedule of Foreign Currency Against the Functional Currencies [Line Items]
Cash and cash equivalents	$ 78,977
Other receivables	112,526
Accounts payable and accrued liabilities	(198,553)
Due to related parties	(146,345)
Total foreign currency financial assets and liabilities	(153,395)
Impact of a 10% strengthening or weakening of foreign exchange rate	$ (15,340)